INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Income tax (benefit) / Expense at federal statutory rate	$ (1,836,512)	$ (1,838,735)
Apportioned state income taxes	(131,407)	0
Stock based compensation	297,653	(104,601)
Rate change	(31,180)	(138,284)
Return to provision adjustments	(1,515)	0
Other non-deductible items	0	(21,692)
Change in valuation allowance	1,702,961	2,103,312
Total income tax provision	$ 0	$ 0
Income tax (benefit) / Expense at federal statutory rate, percent	21.00%	21.00%
Apportioned state income taxes, percent	1.50%	0.00%
Stock based compensation, percent	(3.30%)	1.20%
Rate change	0.30%	1.60%
Return to provision adjustments , percent	0.00%	0.00%
Other non-deductible items, percent	0.00%	0.20%
Change in valuation allowance, percent	(19.50%)	(24.00%)
Total income tax provision, percent	0.00%	0.00%